[MHM June 29, 2012]
[Translation]

SEMI-ANNUAL REPORT

(During the Eighteenth Term)
From: October 1, 2011
To: March 31, 2012

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 29, 2012

Accounting Period:	During the 18th term (from October 1, 2011 to
March 31, 2012)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Jonathan S. Horwitz
of Representative:	Executive Vice President, Principal Executive
Officer, Treasurer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

		(as of the end of April 30, 2012)

			Investment
	Name of country	Total	Ratio
Types of Assets		U.S. Dollars	(%)

Corporate Bonds and Notes	United States	927,022,857	25.94
	Russia	158,988,781	4.45
	Venezuela	76,743,577	2.15
	Luxembourg	51,568,650	1.44
	Netherlands	33,888,325	0.95
	United Kingdom	31,215,538	0.87
	Germany	27,617,474	0.77
	Mexico	22,466,423	0.63
	Brazil	15,959,528	0.45
	Indonesia	15,776,916	0.44
	Canada	14,450,718	0.40
	Cayman Islands	7,695,495	0.22
	Australia	7,525,155	0.21
	France	7,444,641	0.21
	Jersey	6,502,710	0.18
	Philippines	6,112,350	0.17
	Ireland	4,978,786	0.14
	Denmark	4,650,877	0.13
	Italy	3,943,577	0.11
	Ukraine	3,649,904	0.10
	Jamaica	3,516,353	0.10
	Austria	3,213,919	0.09
	Bermuda	2,046,450	0.06
	India	1,718,696	0.05
	Sweden	1,450,334	0.04
	South Korea	1,406,668	0.04
	Trinidad	945,923	0.03
	New Zealand	656,200	0.02

Sub-total		1,443,156,825	40.39%

Mortgage-Backed Securities	United States	1,118,769,210	31.31
	United Kingdom	3,846,588	0.11

Sub-total		1,122,615,798	31.42%

Purchased Options Outstanding	United States	473,391,474	13.25%

Foreign Government and Agency
Bonds and Notes	Argentina	111,813,362	3.13
	Ukraine	40,157,559	1.12
	Turkey	24,632,689	0.69
	Indonesia	19,189,771	0.54
	Venezuela	15,692,423	0.44
	Brazil	14,984,841	0.42
	Ghana	10,640,688	0.30
	Peru	9,360,629	0.26
	Croatia	5,758,861	0.16
	India	5,249,761	0.15
	United States	4,138,534	0.12
	Chile	3,984,912	0.11
	Iraq	2,422,770	0.07
	Russia	2,253,865	0.06
	Sri Lanka	1,385,241	0.04
	Hungary	319,631	0.01

Sub-total		271,985,537	7.61%

U.S. Government and Agency
Mortgage Obligations	United States	230,360,776	6.45%

Asset-Backed Securities	United States	113,834,401	3.19
	Cayman Islands	722,576	0.02

Sub-total		114,556,977	3.21%

Senior Loans	United States	57,512,906	1.61
	Luxembourg	1,960,448	0.05

Sub-total		59,473,354	1.66%

Convertible Bonds and Notes	United States	4,000,136	0.11%

Short-Term Investments	United States	495,464,815	13.87%

Cash, Deposit and Other Assets
(After deduction of liabilities)		-641,550,495	-17.95%

Total

(Net Asset Value)		3,573,455,197	100.00%

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: Dollar amount is translated for convenience at the rate of $1.00=¥81.19(the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 27th April, 2012). The same applies hereinafter.

Note 3: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Record of changes in net assets at the end of each month within one-year period until and at the end of April 2012 is as follows:

Class C Shares

	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)		Dollar		Yen

2011 end of May	990,621	80,429	8.07	(8.11)	655.20	(658.85)

June	946,341	76,833	7.86	(7.90)	638.51	(641.11)

July	920,641	74,747	7.92	(7.95)	642.65	(645.25)

August	831,545	67,513	7.51	(7.54)	609.68	(612.28)

September	776,778	63,067	7.25	(7.28)	588.63	(591.23)

October	770,687	62,572	7.41	(7.44)	601.62	(604.22)

November	727,860	59,095	7.17	(7.20)	582.13	(584.73)

December	712,150	57,819	7.20	(7.23)	584.57	(587.25)

2012 end of January	712,284	57,830	7.32	(7.36)	594.70	(597.38)

February	720,073	58,463	7.51	(7.54)	609.68	(612.28)

March	708,046	57,486	7.52	(7.55)	610.55	(613.23)

April	695,169	56,441	7.47	(7.50)	606.49	(609.09)

(Note ) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)		Dollar		Yen

2011 end of May	386,312	31,365	8.07	(8.12)	655.40	(659.30)

June	366,657	29,769	7.87	(7.90)	638.73	(641.57)

July	360,073	29,234	7.92	(7.95)	642.91	(645.75)

August	333,758	27,098	7.51	(7.55)	609.95	(612.79)

September	312,812	25,397	7.25	(7.29)	588.63	(591.55)

October	312,978	25,411	7.41	(7.45)	601.62	(604.54)

November	296,628	24,083	7.17	(7.21)	582.13	(584.97)

December	293,241	23,808	7.21	(7.25)	585.38	(588.30)

2012 end of January	293,296	23,813	7.33	(7.36)	594.84	(597.76)

February	294,453	23,907	7.51	(7.55)	609.81	(612.66)

March	288,638	23,435	7.52	(7.56)	610.55	(613.47)

April	282,563	22,941	7.47	(7.51)	606.49	(609.33)

(Note) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Record of distributions paid from May 2011 to April 2012 are as follows:

Class C Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2011 end of May	0.045	3.65	8.09

June	0.032	2.60	7.95

July	0.032	2.60	7.85

August	0.032	2.60	7.58

September	0.032	2.60	7.48

October	0.032	2.60	7.23

November	0.032	2.60	7.29

December	0.033	2.68	7.19

2012 end of January	0.033	2.68	7.20

February	0.032	2.60	7.39

March	0.033	2.68	7.53

April	0.032	2.60	7.43

Class M Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2011 end of May	0.048	3.90	8.09

June	0.035	2.84	7.95

July	0.035	2.84	7.85

August	0.035	2.84	7.58

September	0.036	2.92	7.48

October	0.036	2.92	7.23

November	0.035	2.84	7.29

December	0.036	2.92	7.18

2012 end of January	0.036	2.92	7.20

February	0.035	2.84	7.39

March	0.036	2.92	7.54

April	0.035	2.84	7.43

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

5/1/11-4/30/12	-3.59%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2011 and Ending NAV means net asset value per share on April 30, 2012.

Class M Shares

Annual Return

5/1/11-4/30/12	-3.10%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2011 and Ending NAV means net asset value per share on April 30, 2012.

II. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2012 are as follows:

Class C Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2011	21,706,123	48,695,879	93,083,388
To: April 30, 2012	(0)	(316,520)	(1,690,500)

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2011	406,548	11,048,590	37,825,697
To: April 30, 2012	(0)	(9,879,213)	(35,326,894)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represent those sold, repurchased and outstanding in Japan.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2012).

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3) Miscellaneous

Same as the description on (3) Miscellaneous in 2. Putnam Investment Management, LLC. (Investment Management Company)

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of April, 2012):

$101,197,597

2. Amount of member’s equity:

Year	Member’s Equity
End of 2007	$116,796,876
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104
End of 2011	$135,510,826

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2012, Investment Management Company managed, advised, and/or administered the following 109 funds and fund portfolios (having an aggregate net asset value of over $62.7 billion):

		(As of the end of April, 2012)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	6	$2,626.69

	Open End Type Balanced Fund	17	$15,753.60
U.S.A.
	Open End Type Bond Fund	35	$24,265.41

	Open End Type Equity Fund	51*	$20,097.93

	Total	109	$62,743.63

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

In late 2003 and 2004, Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $5,850 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Investment Management Company and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $73 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets.

Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

1. Fund [the same as III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND.]

2. Putnam Investment Management, LLC. (Investment Management Company) [Omitted, in Japanese version, audited annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]